Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from (used in) operating activities:
Net income	$ 63,626	$ 48,029
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	1,647	103
Gain on foreign currency remeasurement	(3,062)	(388)
Loss on short-term investments	13	70
Deferred taxes	11,166	13,655
Accounts receivable	(1,737)	(5,656)
Prepaid expenses, other current and non-current assets	2,482	1,528
Accounts payable, accrued expenses and other payables	(17)	(601)
Contract liabilities	(743)	(219)
Income tax payable	2,456	5
Other current and non-current liabilities	(6,539)	(94,121)
Net cash flows from (used in) operating activities	69,292	(37,595)
Cash flow from (used in) investing activities:
Purchases of intangible assets	0	0
Purchases of property and equipment	(16)	(118)
Purchases of short-term investments	(71,742)	(61,325)
Sales of short-term investments	66,961	66,440
Net cash flows from (used in) investing activities	(4,797)	4,997
Cash flow from (used in) financing activities:
Dividends distributed to noncontrolling interests	(149)	0
Net cash flows from (used in) financing activities:	(149)	0
Net foreign exchange difference on cash and cash equivalents	(2,102)	(283)
Net decrease in cash and cash equivalents	62,244	(32,881)
Cash and cash equivalents at beginning of period	206,911	217,352
Cash and cash equivalents at end of period	269,155	184,471
Cash paid during year for:
Interest	9,938	0
Income taxes	$ 2,110	$ 299